Jan. 31, 2020

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020, June 30, 2020, July 31, 2020 and August 18, 2020

Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

∎
In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None. Additionally, the first sentence of Footnote 2 to the table is deleted.